Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	15,468,832	6,154,828	14,693,100	5,729,727
Warrants [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	7,722,501	634,300	7,023,464	634,300
Stock Options [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	757,977		757,977
Convertible Promissory Notes [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	6,988,354	5,520,528	6,911,659	5,095,427